Going Concern and Management’s Plans (Details) - USD ($)				3 Months Ended		12 Months Ended
	May 17, 2024	May 15, 2024	Jan. 23, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	May 10, 2024
Going Concern and Management’s Plans [Line Items]
Cash				$ 4,500,000
Working capital deficit				15,100,000
Accumulated deficit				(67,900,000)		$ (56,800,000)
Cash for operating activities				(5,232,063)	$ (4,411,631)	$ (13,581,018)	$ (8,675,534)
Closing price (in Dollars per share)						$ 0.2
Proceeds from preferred investment						$ 2,300,000
Cash				$ 4,463,870		4,554,335	25,752,659
Working capital deficit						$ 11,400,000
Subsequent Event [Member]
Going Concern and Management’s Plans [Line Items]
Proceeds from preferred investment			$ 4,600,000
Private Placement [Member]
Going Concern and Management’s Plans [Line Items]
Net proceeds							$ 33,100,000
Forecast [Member]
Going Concern and Management’s Plans [Line Items]
Additional cash		$ 1,900,000
Forecast [Member] | Series B Convertible Redeemable Preferred Stock [Member]
Going Concern and Management’s Plans [Line Items]
Closing price (in Dollars per share)								$ 0.156
Convertible redeemable preferred stock	$ 42,100,000